Income Taxes (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of income taxes
Income (loss) from continuing operations before income taxes	$ (394)	$ 2,756	$ 2,348
Income tax benefit (expense) at the PRC statutory rate	99	(689)	(587)
International tax rate differential	(1,331)	(513)	(334)
Super deduction for research and development expenses	461	463	605
Non-deductible expenses	(1,141)	(1,512)	(1,366)
Other adjustments	89	(98)	109
Effect of preferential tax rate	1,635	1,473	859
Change in valuation allowance	(2,430)	(1,618)	(1,249)
Effect of PRC withholding tax	(59)	(89)	(106)
Effect of prior year adjustment and restatement	13	(402)	0
Income tax expense	$ 2,664	$ 2,985	$ 2,069